General (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 12, 2019	May 14, 2015	Mar. 23, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 05, 2020	Jun. 30, 2020	Dec. 31, 2019
General (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in Shares)				7,500,000,000	7,500,000,000	7,500,000,000			5,000,000,000
Cash and cash equivalents				$ 8	$ 197	$ 54		$ 156	$ 477
Deficit of working capital				1,084	872	916
Accumulated deficit				(7,011)	$ (8,853)	(6,376)			(5,236)
Description of reverse stock split					the Company completed a reverse stock split of its common stock. As a result of the reverse stock split, the following changes have occurred (i) every seven thousand shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 7,000-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 7,000 -for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 7,000 -for-1 reverse stock split.
Stockholders’ deficiency				1,080
Percentage of issued and outstanding	80.00%	51.00%
Merger consideration, description	Immediately after the Merger, assuming the issuance of all of the merger consideration, there were approximately 462,407 shares of Common Stock outstanding, of which (i) the former stockholders of Samsara Delaware owned 369,929 shares, representing approximately 80% of the outstanding shares of Common Stock; and (ii) the Company’s stockholders immediately prior to the Merger owned 92,478 shares, representing approximately 20% of the outstanding shares of Common Stock.
Cash and cash equivalents				$ 8	$ 197	54			$ 477
Stockholders’ deficiency						$ 912
Subsequent Event [Member]
General (Details) [Line Items]
Description of reverse stock split			the Company completed a reverse stock split of its outstanding common stock. As a result of the reverse stock split, the following changes have occurred (i) every seven thousand shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 7,000-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 7,000 -for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 7,000 -for-1 reverse stock split.
Common Stock [Member]
General (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Percentage of issued and outstanding	100.00%
Conversion of Stock, Shares Converted (in Shares)	0.065
Common Stock [Member] | Minimum [Member]
General (Details) [Line Items]
Common stock, shares authorized (in Shares)	2,000,000,000						5,000,000,000
Common Stock [Member] | Maximum [Member]
General (Details) [Line Items]
Common stock, shares authorized (in Shares)	5,000,000,000						7,500,000,000